Mineral Stream Interests - Additional Information (Detail) $ in Thousands			12 Months Ended
		Sep. 16, 2025 USD ($) oz	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Nov. 26, 2025 USD ($)	Nov. 06, 2025 USD ($)	Oct. 08, 2025 USD ($)	Sep. 15, 2025	Mar. 10, 2025 USD ($) oz	Mar. 07, 2025 oz	Dec. 05, 2024 USD ($)	Oct. 23, 2024 USD ($)	Oct. 21, 2024 USD ($)	Feb. 27, 2024 USD ($)	May 16, 2023 oz	Aug. 08, 2012 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid			$ 46,352	[1]	$ 46,352	[1]												$ 455,000
Net proceeds on disposal of mineral stream interests			101,730		0
Upfront cash consideration to be paid	[1],[2]		322,000		$ 322,000
Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid			169,000
Platreef and KZK [Member]
Disclosure Of Mineral Stream Interests [line items]
Cash Payment on Agreement																$ 450,000
Spring Valley [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid			$ 620,000
Cost Overrun Facility Amount								$ 150,000
Amendment Blackwater Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid											$ 30,000
Kudz Ze Kayah KZK PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Repurchase Option Elimination Description			elimination of BMC Minerals’ one-time option to repurchase 50% of the stream for a period of 30 days after June 22, 2026 and the Company’s right to repayment on certain conditions being met
Additional Upfront Deposit Paid Amount									$ 2,500
Committed Deposit Amount									$ 15,000
Gold Interests [member] | Hemlo [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid							$ 300,000
Gold Interests [member] | Spring Valley [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid								670,000
Cost Overrun Facility Amount								$ 150,000
Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased	[3]		50.00%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz											17,800,000	17.8
Gold [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased	[4]		8.00%
Gold [member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		4.40%	4.40%	[4]						6.60%							6.60%
Number of ounces to be delivered before first step down in entitlement percentage | oz		469,000															700,000
Percentage of production to be purchased after stream percentage reduction		2.90%								4.40%							4.40%
Percentage of mineral interest sold		33.00%
Net proceeds on disposal of mineral stream interests		$ 102,000
Gain Loss On Disposal Of Mineral Interests		$ 86,000
Percentage Ownership Of The Mine																	100.00%
Gold [member] | Koné Gold PMPA
Disclosure Of Mineral Stream Interests [line items]
Percentage Ownership Of The Mine														90.00%
Upfront cash consideration to be paid														$ 625,000
Gold [member] | Amended Fenix PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid															$ 100,000
Gold [member] | Kurmuk [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased	[4]		6.70%
Upfront cash consideration to be paid													$ 175,000
Gold [member] | Hemlo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased	[4]		10.13%
Gold [member] | Spring Valley [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased	[4]		8.00%
Until 17.8 Ounce Delivered Under Original Contract [Member] | Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased												50.00%
After 17.8 Million Ounce Delivered [Member] | Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased												33.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.
[3]	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved: a. Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver. b. Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver. c. Cozamin – reduced to 33% once the Company has received 10 million ounces of silver. d. Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces. e. Kudz Ze Kayah – reduced to 6.125% once the Company has received 43.30 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 7.96 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 35.34 million ounces of silver, thereafter increased to 6.75%.
[4]	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved: a. Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold. b. Platreef - reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate. c. Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold. d. Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold. e. El Domo – reduced to 33% once the Company has received 145,000 ounces of gold. f. Marathon – reduced to 67% once the Company has received 150,000 ounces of gold. g. Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces. h. Cangrejos – reduced to 2.9% once the Company has received 469,000 ounces of gold. i. Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold. j. Koné -reduced to 10.8% once the Company has received 400,000 ounces of gold, subject to adjustment if there are delays in deliveries relative to an agreed schedule, with a further reduction to 5.4% once the Company has received an additional 130,000 ounces of gold. k. Kurmuk – reduced to 4.8% once the Company has received 220,000 ounces of gold. During any period in which debt exceeding $150 million ranks ahead of the gold stream, the stream percentage increases to 7.15% and decreases to 5.25% once the drop down threshold is reached. l. Kudz Ze Kayah – reduced to 6.125% once the Company has received 330,000 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 59,800 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 270,200 ounces of gold, thereafter increased to 6.75%. m. Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces. n. Spring Valley – reduced to 6% once the Company has received 300,000 ounces of gold. o. Hemlo – reduced to 6.75% once the Company has received 135,750 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 4.5% once the Company has received an additional 117,998 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule, and commencing in 2033, if deliveries fall behind the agreed schedule by 10,000 ounces or more, the stream percentage will be increased by 5% until deliveries catch up with the agreed schedule. The payable gold will be reduced by half with respect to gold production from certain claims comprising the Interlake deposit